Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2020
Redeemable Convertible Preferred Stock [Abstract]
Redeemable Convertible Preferred Stock
8. Redeemable Convertible Preferred Stock
There were no shares of redeemable convertible preferred stock issued during the years ended December 31, 2020 and December 31, 2019 As of December 31, 2020, and 2019, preferred stock consisted of the following (in thousands, except for share data):

	December 31, 2020
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A Preferred Stock	2,500,000	2,500,000	$9,170	$9,170	2,500,000
Series B Preferred Stock	5,066,637	5,066,637	15,118	15,118	5,066,637
Series C Preferred Stock	9,438,744	9,438,744	20,057	20,057	9,438,744
Series D Preferred Stock	36,335,255	19,751,117	153,850	153,850	19,751,117

Total	53,340,636	36,756,498	$198,195	$198,195	36,756,498

	December 31, 2019
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A Preferred Stock	2,500,000	2,500,000	$8,491	$8,491	2,500,000
Series B Preferred Stock	5,066,637	5,066,637	13,998	13,998	5,066,637
Series C Preferred Stock	9,438,744	9,438,744	18,571	18,571	9,438,744
Series D Preferred Stock	36,335,255	19,751,117	142,453	142,453	19,751,117

Total	53,340,636	36,756,498	$183,513	$183,513	36,756,498

The following is a summary of the rights and preferences of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, and Series D Preferred Stock (collectively, “Preferred Stock”) are as follows:
Conversion
 — Each share of Preferred Stock is convertible into common stock, upon approval of the holders of at least 65% of the preferred shares, on a share-for-share
basis to be adjusted for the effect of any stock splits or reverse splits, subject to certain antidilution adjustments, are entitled to vote together with the common stockholders as one class and are entitled to separate votes on certain matters. Preferred Stock automatically converts on a share-for-share
basis into shares of common stock upon the closing of a qualified IPO.
Dividends
— Preferred stockholders are entitled to receive an annual, cumulative 8% dividend, when and if declared by the Board of Directors. No dividends have been declared through December 31, 2020. For the years ended December 31, 2020, and 2019, there were $14.7 million and $13.6 million of accrued and unpaid dividends, respectively.
Liquidation Preference
 — Upon liquidation, dissolution, or winding up of business, the holders of the Preferred Stock are entitled to receive a liquidation preference in priority over the holders of common stock, at an amount per share equal to their original purchase price of $1.82 per share for Series A Preferred Stock and Series B Preferred Stock, $1.50 per share for Series C Preferred Stock and $4.50 for Series D Preferred Stock, plus accumulated dividends. Upon liquidation, the Company’s remaining assets will be distributed to Preferred Stockholders in the following order: Series D Preferred Stock, Series C Preferred Stock, Series B Preferred Stock, Series A Preferred Stock. When holders of preferred stock are satisfied in full, any excess assets available for distribution will be allocated ratably among common stockholders based on their pro rata shareholdings. Upon a deemed liquidation event, as defined, holders have the option to redeem their shareholding at the liquidation payment amounts summarized above.
Redemption
 — Holders of at least 65% of the then outstanding preferred shares, voting together as a separate class, may require the Company to redeem all outstanding shares of Preferred Stock upon the earlier of (a) September 9, 2016 (in which case such shares of Preferred Stock shall be redeemed by the Company in three equal annual installments), and (b) the occurrence of any redemption event. A redemption event shall mean the breach by the Company of any material term of its Certificate of Incorporation or any material provision of the related securities purchase agreement, the stockholders’ agreement or the registration rights agreement. To date holders have not required redemption of the Preferred Stock.
Voting Rights
— Preferred Stock and common stock generally vote together as one class on an as-converted
basis; however, common stock voting rights on certain matters are subject to the powers, preferences, and rights of the Preferred Stock. The holders of Series C Preferred Stock are entitled to elect three directors to the Company’s board of directors and the holders of Series D Preferred Stock are entitled to elect one director to the Company’s board of directors. Certain actions, such as mergers, acquisition, liquidation, dissolution, wind up of business, and deemed liquidation events, must be approved by the holders of at least 65% of outstanding shares of Series D Preferred Stock.